CONTINGENCIES - Schedule of lawsuits received by LATAM Airlines Group S.A. and Subsidiaries (Details) € in Thousands, RM in Thousands, $ in Thousands								12 Months Ended		24 Months Ended
	Aug. 11, 2023 frequency	Jan. 26, 2023 USD ($)	Oct. 09, 2020	Mar. 19, 2019	Mar. 14, 2017	Mar. 29, 2016 USD ($)	Mar. 29, 2016 BRL (R$)	Dec. 31, 2024 USD ($) case	Dec. 31, 2024 BRL (R$)	Dec. 31, 2013 BRL (R$)	Sep. 24, 2024	Apr. 25, 2024 frequency	Feb. 07, 2024 USD ($)	Feb. 07, 2024 MYR (RM)	Oct. 23, 2023 frequency route	Oct. 16, 2023 motion	Oct. 04, 2023 remedy	Aug. 17, 2022 file	Mar. 30, 2022 USD ($)	Mar. 30, 2022 EUR (€)	Mar. 12, 2019 USD ($)	Dec. 31, 2018	Mar. 17, 2017 EUR (€) airline	May 11, 2015 route	Nov. 09, 2010 USD ($)	Nov. 09, 2010 EUR (€)	Dec. 26, 2007 aircraft
LATAM Airlines Group S.A. y Lan Cargo S.A. | No Case Number 1
Disclosure of contingent liabilities [line items]
Amounts Committed								$ 2,327
Aircrafts involved | aircraft																											25
Number of mentions | route																								1
Number of routes | route																								4
Fine amount																			$ 2,327	€ 2,240			€ 776,465		$ 8,562	€ 8,220
Airlines appealing | airline																							11
LATAM Airlines Group S.A. y Lan Cargo S.A. | No Case Number 2
Disclosure of contingent liabilities [line items]
Amounts Committed								$ 0
Cases pending | case								2
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105
Disclosure of contingent liabilities [line items]
Amounts Committed								$ 9,132
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | ASBA
Disclosure of contingent liabilities [line items]
Fine amount																					$ 10,438
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | Noberto Jacjmann
Disclosure of contingent liabilities [line items]
Fine amount																					201
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | Hernan Merino
Disclosure of contingent liabilities [line items]
Fine amount																					102
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | Felipe Meyer
Disclosure of contingent liabilities [line items]
Fine amount																					$ 102
Aerolinhas Brasileiras S.A. | 0001872-58.2014.4.03.6105
Disclosure of contingent liabilities [line items]
Amounts Committed								10,450
Amount awarded to other party								3,216	R$ 19,877,623.21
Possible amount awarded to other party								7,234	44,706,265.59
TAM Linhas aéreas S.A. | 2001.51.01.012530-0 (vinculado a este proceso los Pas 19515.721154/2014-71, 19515.002963/2009-12)
Disclosure of contingent liabilities [line items]
Amounts Committed								68,949
Amount awarded to other party						$ 87,082	R$ 538,168,490.91			R$ 260,223,373.1
Requested review time						30 days	30 days
TAM Linhas aéreas S.A. | 10880.725950/2011-05
Disclosure of contingent liabilities [line items]
Amounts Committed								30,360
TAM Linhas aéreas S.A. | 0061196-68.2016.4.03.6182
Disclosure of contingent liabilities [line items]
Amounts Committed								28,425
TAM Linhas aéreas S.A. | 5002912.29.2019.4.03.6100
Disclosure of contingent liabilities [line items]
Amounts Committed								8,454
TAM Linhas aéreas S.A. | 10611.720852/2016-58
Disclosure of contingent liabilities [line items]
Amounts Committed								12,847
TAM Linhas aéreas S.A. | 16692.721.933/2017-80
Disclosure of contingent liabilities [line items]
Amounts Committed								25,727
TAM Linhas aéreas S.A. | 2001.51.01.020420-0
Disclosure of contingent liabilities [line items]
Amounts Committed								0
TAM Linhas aéreas S.A. | 19515-720.823/2018-11
Disclosure of contingent liabilities [line items]
Amounts Committed								104,846
TAM Linhas aéreas S.A. | 10880.938832/2013-19
Disclosure of contingent liabilities [line items]
Amounts Committed								18,594
TAM Linhas aéreas S.A. | 10880.938834/2013-16
Disclosure of contingent liabilities [line items]
Amounts Committed								13,770
TAM Linhas aéreas S.A. | 10880.938837/2013-41
Disclosure of contingent liabilities [line items]
Amounts Committed								17,982
TAM Linhas aéreas S.A. | 10880.938838/2013-96
Disclosure of contingent liabilities [line items]
Amounts Committed								11,614
TAM Linhas aéreas S.A. | 10.880.938842/2013-54
Disclosure of contingent liabilities [line items]
Amounts Committed								13,297
TAM Linhas aéreas S.A. | 10.880.938844/2013-43
Disclosure of contingent liabilities [line items]
Amounts Committed								12,195
TAM Linhas aéreas S.A. | 10880.938841/2013-18
Disclosure of contingent liabilities [line items]
Amounts Committed								11,991
TAM Linhas aéreas S.A. | 10840.727719/2019-71
Disclosure of contingent liabilities [line items]
Amounts Committed								36,334
TAM Linhas aéreas S.A. | 10880.910559/2017-91
Disclosure of contingent liabilities [line items]
Amounts Committed								10,482
TAM Linhas aéreas S.A. | 10880.910547/2017-67
Disclosure of contingent liabilities [line items]
Amounts Committed								12,080
TAM Linhas aéreas S.A. | 10880.910553/2017-14
Disclosure of contingent liabilities [line items]
Amounts Committed								11,682
TAM Linhas aéreas S.A. | 10880.910555/2017-11
Disclosure of contingent liabilities [line items]
Amounts Committed								12,292
TAM Linhas aéreas S.A. | 10880.910560/2017-16
Disclosure of contingent liabilities [line items]
Amounts Committed								10,784
TAM Linhas aéreas S.A. | 10880.910550/2017-81
Disclosure of contingent liabilities [line items]
Amounts Committed								12,450
TAM Linhas aéreas S.A. | 10880.910549/2017-56
Disclosure of contingent liabilities [line items]
Amounts Committed								10,413
TAM Linhas aéreas S.A. | 10880.910557/2017-01
Disclosure of contingent liabilities [line items]
Amounts Committed								9,869
TAM Linhas aéreas S.A. | 10840.722712/2020-05
Disclosure of contingent liabilities [line items]
Amounts Committed								29,099
TAM Linhas aéreas S.A. | 10880.978948/2019-86
Disclosure of contingent liabilities [line items]
Amounts Committed								16,018
TAM Linhas aéreas S.A. | 10880.978946/2019-97
Disclosure of contingent liabilities [line items]
Amounts Committed								9,690
TAM Linhas aéreas S.A. | 10880.978944/2019-06
Disclosure of contingent liabilities [line items]
Amounts Committed								10,263
TAM Linhas aéreas S.A. | 13074.726429/2021-41
Disclosure of contingent liabilities [line items]
Amounts Committed								16,747
TAM Linhas aéreas S.A. | 2007.34.00.009919-3(0009850-54.2007.4.01.3400)
Disclosure of contingent liabilities [line items]
Amounts Committed								60,891
TAM Linhas aéreas S.A. | 0052711-85.1998.4.01.0000
Disclosure of contingent liabilities [line items]
Amounts Committed								0
TAM Linhas aéreas S.A. | 1000115-90.2022.5.02.0312
Disclosure of contingent liabilities [line items]
Amounts Committed								430
TAM Linhas aéreas S.A. | 15746.728063/2022-00
Disclosure of contingent liabilities [line items]
Amounts Committed								14,930
TAM Linhas aéreas S.A. | 1003320-78.2023.4.06.3800
Disclosure of contingent liabilities [line items]
Amounts Committed								18,225
TAM Linhas aéreas S.A. | 12585.720017/2012-84
Disclosure of contingent liabilities [line items]
Amounts Committed								8,690
TAM Linhas aéreas S.A. | 10880-982.487/2020-80
Disclosure of contingent liabilities [line items]
Amounts Committed								8,637
TAM Linhas aéreas S.A. | 10880-967.530/2022-49
Disclosure of contingent liabilities [line items]
Amounts Committed								8,963
TAM Linhas aéreas S.A. | 10880-967.532/2022-38
Disclosure of contingent liabilities [line items]
Amounts Committed								9,621
TAM Linhas aéreas S.A. | 10880-967.533/2022-82
Disclosure of contingent liabilities [line items]
Amounts Committed								16,961
TAM Linhas aéreas S.A. | 19613.725650/2023-86
Disclosure of contingent liabilities [line items]
Amounts Committed								11,878
TAM Linhas aéreas S.A. | 10880.967587/2022-48
Disclosure of contingent liabilities [line items]
Amounts Committed								9,687
TAM Linhas aéreas S.A. | 10880.967612/2022-93
Disclosure of contingent liabilities [line items]
Amounts Committed								9,615
TAM Linhas aéreas S.A. | 0042711-61.2007.8.05.0001
Disclosure of contingent liabilities [line items]
Amounts Committed								0
Amount awarded to other party								4,480	R$ 25,000,000
TAM Linhas aéreas S.A. | 1012674-80.2018.4.01.3400
Disclosure of contingent liabilities [line items]
Amounts Committed								0
TAM Linhas aéreas S.A. | 10880-927.871/2023-62
Disclosure of contingent liabilities [line items]
Amounts Committed								11,059
TAM Linhas aéreas S.A. | 19613.720519/2024-11
Disclosure of contingent liabilities [line items]
Amounts Committed								44,638					$ 47,104	RM 262,845
LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur | 1408/2017
Disclosure of contingent liabilities [line items]
Amounts Committed								0
Time since purchase of ticket					10 years
Litigation arguments				2 years
LATAM Airlines Group S.A. | C-8498-2020
Disclosure of contingent liabilities [line items]
Amounts Committed								0
LATAM Airlines Group S.A. | 445-2022
Disclosure of contingent liabilities [line items]
Amounts Committed								0
Number of files presented | file																		368
LATAM Airlines Group S.A. | 489-2023
Disclosure of contingent liabilities [line items]
Amounts Committed								0
LATAM Airlines Group S.A. | C-8156-2022
Disclosure of contingent liabilities [line items]
Amounts Committed								0
LATAM Airlines Group S.A. | NC-388-2011
Disclosure of contingent liabilities [line items]
Amounts Committed								0
Number of routes | route															10
Limitation on frequencies	5 years
Number of assigned frequencies | frequency	23											2			13
Number of remedies | remedy																	2
Number of motions filed | motion																2
LATAM Airlines Group S.A. | C-15990-2024
Disclosure of contingent liabilities [line items]
Amounts Committed								0
LATAM Airlines Perú S.A. | No Case Number 1
Disclosure of contingent liabilities [line items]
Amounts Committed								122,953
Amount awarded to other party		$ 63,000
LATAM Airlines Brasil | 1002928-30.2024.8.26.0659
Disclosure of contingent liabilities [line items]
Amounts Committed								0
LATAM Airlines Brasil | 17459.720028/2024-67
Disclosure of contingent liabilities [line items]
Amounts Committed								$ 20,653
Latam Airlines Ecuador S.A. | 17509-2014-0088
Disclosure of contingent liabilities [line items]
Probability of recovery																						50.00%
Latam Airlines Ecuador S.A. | 17509-2014-0088 | Bottom of range
Disclosure of contingent liabilities [line items]
Probability of recovery																						30.00%
Latam Airlines Ecuador S.A. | 17509-2014-0088 | Top of range
Disclosure of contingent liabilities [line items]
Probability of recovery																						40.00%
Latam Finance Limited
Disclosure of contingent liabilities [line items]
Termination liquidation extension period			6 months
Peuco Finance Limited
Disclosure of contingent liabilities [line items]
Termination liquidation extension period			6 months
Piquero Leasing Limited
Disclosure of contingent liabilities [line items]
Termination liquidation extension period			6 months
SNEA (Sindicato Nacional das empresas aeroviárias) | 0012177-54.2016.4.01.3400
Disclosure of contingent liabilities [line items]
Increase in fees								72.00%
Percentage of withdraw guarantee deposits											100.00%